HARRISON LAW, P.A.

Diane J. Harrison Bar Admissions: Florida and Nevada	6860 Gulfport Blvd. S. PMB 162 South Pasadena, Florida 33707 Phone: (941) 723-7564 Fax: (941) 531-4935 HarrisonDJEsq@tampabay.rr.com

February 28, 2007

Mr. Larry M. Spirgel, Assistant Director

Division of Corporation Finance

U.S. Securities and Exchange Commission

Mail Stop 3720

100 F Street, NE

Washington D.C., 20549

Re:

Harcom Productions, Inc.

Fourth Amendment to Registration Statement on Form SB-2

File No. 333-139685

Filed: February 28, 2007

Dear Mr. Spirgel:

Pursuant to my telephone conversation with Kenya Wright Gumbs on this date, attached are corrected Harcom Productions, Inc. SB-2 (Amendment 4) and Independent Auditor’s consent (Exhibit 23.4).

Please, do not hesitate to call me if you have any questions

Sincerely,

/s/ DIANE J. HARRISON

Diane J. Harrison, Esq.

Enclosures:

1. Harcom Productions, Inc. SB-2/A-4

2. Exhibit 5.4: Opinion Regarding Legality and Consent of Counsel: by Diane J. Harrison, Esq.

4. Exhibit 23.4: Consent of Experts and Counsel: Independent Auditor's Consent by Killman, Murrell & Company, P.C.